SCHEDULE OF ESTIMATED USEFUL LIFE OF PROPERTY PLANT AND EQUIPMENT (Details)	12 Months Ended
Dec. 31, 2020
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	20 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	10 years
Office and Electric Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful lives	3 years